Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 97.5%
Aerospace & Defense — 2.7%
CACI International, Inc. - Class A (a)	75,313	$23,643,010

Agricultural Operations — 9.9%
Archer-Daniels-Midland Co.	529,082	39,903,364
Bunge, Ltd. (b)	290,955	31,495,879
Clarkson PLC (b)	103,493	3,454,819
Wilmar International, Ltd. (b)	4,170,357	11,396,756
		86,250,818
Fertilizer — 2.2%
Nutrien, Ltd. (b)	311,931	19,264,858

Global Exchanges — 10.4%
ASX, Ltd. (b)	539,678	19,895,321
Deutsche Boerse AG (b)	144,391	25,025,470
Japan Exchange Group, Inc. (b)	365,028	6,785,643
Singapore Exchange, Ltd. (b)	2,812,733	20,092,422
TMX Group, Ltd. (b)	850,455	18,361,525
		90,160,381
Insurance Brokers — 3.8%
Marsh & McLennan Cos., Inc.	173,656	33,046,737

Investment Management & Advisory Services — 0.6%
Sprott, Inc. (b)	170,008	5,180,144

Medical Labs & Testing Services — 2.5%
Charles River Laboratories International, Inc. (a)	108,962	21,354,373

Medical-Biomedical & Genetics — 0.9%
Royalty Pharma PLC - Class A (b)	280,687	7,617,845

Metal, Diversified — 8.9%
Altius Minerals Corp. (b)	428,608	6,961,710
Aurubis AG (b)	198,045	14,706,966
Cameco Corp. (b)	556,811	22,071,988
Glencore PLC (b)	5,722,116	32,818,532
Lithium Royalty Corp. (a)(b)(d)	100,000	840,237
		77,399,433
Metal, Iron — 3.7%
Deterra Royalties, Ltd. (b)	5,343,307	16,518,617
Labrador Iron Ore Royalty Corp. (b)(d)	271,750	6,462,103
Mesabi Trust (a)	464,406	9,320,628
		32,301,348
Oil Company, Exploration & Production — 24.1%
Permian Basin Royalty Trust	928,474	19,730,073
PrairieSky Royalty, Ltd. (b)	2,989,979	55,199,612
Sabine Royalty Trust	22,600	1,489,340
San Juan Basin Royalty Trust (d)	90,181	624,954
Sitio Royalties Corp. - Class A	1,111,835	26,917,525
Texas Pacific Land Corp.	31,221	56,933,367
Topaz Energy Corp. (b)	443,239	7,025,601
Viper Energy Partners LP	1,487,873	41,481,899
		209,402,371
Pipelines — 3.2%
Cheniere Energy, Inc.	166,588	27,646,944

Precious Metals — 11.8%
Franco-Nevada Corp. (b)	262,694	35,067,022
Metalla Royalty & Streaming, Ltd. (b)(d)	390,000	1,193,400
Osisko Gold Royalties, Ltd. (b)	1,506,804	17,704,947
Sandstorm Gold, Ltd. (b)	1,883,794	8,778,480
Wheaton Precious Metals Corp. (b)	982,297	39,832,143
		102,575,992
Private Equity — 0.5%
Brookfield Asset Management, Ltd. - Class A (b)	133,499	4,450,857

Real Estate Management & Services — 2.3%
CBRE Group, Inc. - Class A (a)	271,102	20,023,594

Real Estate Operators & Developers — 1.7%
The St. Joe Co.	269,276	14,629,765

Securities & Commodities Exchanges — 5.7%
CME Group, Inc.	72,080	14,431,858
Intercontinental Exchange, Inc.	316,311	34,800,536
		49,232,394
Timber — 2.7%
West Fraser Timber Co., Ltd. (b)	326,327	23,671,760
TOTAL COMMON STOCKS (Cost $902,564,844)		847,852,624

PARTNERSHIPS — 0.7%
Oil Company, Exploration & Production — 0.7%
Dorchester Minerals LP	209,949	6,099,019
TOTAL PARTNERSHIPS (Cost $1,629,250)		6,099,019

SHORT-TERM INVESTMENTS — 1.8%
Deposit Accounts — 1.8%
U.S. Bank Money Market Deposit Account, 5.28% (c)	15,835,095	15,835,095
TOTAL SHORT-TERM INVESTMENTS (Cost $15,835,095)		15,835,095

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.7%
U.S. Bank Money Market Deposit Account, 5.28% (c)	6,243,821	6,243,821
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,243,821)		6,243,821

TOTAL INVESTMENTS (Cost $926,273,010) — 100.7%		876,030,559
Other assets and liabilities, net — (0.7)%		(5,751,787)
NET ASSETS — 100.0%		$870,278,772

PLC - Public Limited Company
(a) Non-income producing security.
(b) Foreign issued security, or represents a foreign issued security.
(c) The rate shown is the seven-day yield at period end.
(d) All or a portion of this security is on loan as of September 30, 2023. The market value of securities out on loan is $5,911,155.

COUNTRY	Percentage of Net Assets
United States	44.3%
Canada	31.3%	*
Germany	4.6%
Australia	4.2%
Jersey	3.8%
Bermuda	3.6%
Singapore	3.6%
Britain	1.3%
Japan	0.8%
Total Country	97.5%
PARTNERSHIPS	0.7%
SHORT-TERM INVESTMENTS	1.8%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	0.7%
TOTAL INVESTMENTS	100.7%
Other assets and liabilities, net	-0.7%
NET ASSETS	100.0%

* To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$847,852,624	$-	$-	$847,852,624
Partnerships*	6,099,019	-	-	6,099,019
Deposit Accounts	15,835,095	-	-	15,835,095
Investments Purchased With Proceeds From Securities Lending	6,243,821	-	-	6,243,821
Total Investments - Assets	$876,030,559	$-	$-	$876,030,559

* See the Schedule of Investments for industry classifications.